Stock-Based Compensation and Equity (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Incentive Unit Activity
A summary of the Incentive Unit activity for the years ended December 31, 2016 and 2015 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	74,527,942	$1.03	8.19	$20,145,882
Granted	3,850,000	2.40
Forfeited	(4,415,106)	1.03
Exercised	—	—
Outstanding, December 31, 2015	73,962,836	1.06	7.31	104,562,869
Granted	12,825,000	1.93
Forfeited	(905,000)	1.09
Exercised	—	—
Outstanding, December 31, 2016	85,882,836	1.19	6.81	—
Unvested shares expected to vest after December 31, 2016	66,186,360	1.23	6.99	—
Exercisable at December 31, 2016	19,696,476	$1.03	6.21	$—

Stock-Based Compensation Expense
Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2016, 2015 and 2014 is allocated as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Operating expenses	$68	$71	$63
Selling expenses	(127)	578	185
General and administrative expenses	3,927	2,472	1,688
Total stock-based compensation	$3,868	$3,121	$1,936

Vivint Stock Appreciation Rights
Summary of the SAR Activity
A summary of the SAR activity for the years ended December 31, 2016 and 2015 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	6,696,660	$1.04	8.62	$1,734,748
Converted	3,259,934	0.70	8.62
Granted	11,186,936	1.03
Forfeited	(2,307,172)	0.80
Exercised	(172,221)	0.68
Outstanding, December 31, 2015	18,664,137	0.87	8.66	3,628,498
Granted	5,649,573	1.22
Forfeited	(2,320,552)	0.92
Exercised	—	—
Outstanding, December 31, 2016	21,993,158	0.96	8.23	—
Unvested shares expected to vest after December 31, 2016	19,334,407	0.98	8.37	—
Exercisable at December 31, 2016	2,658,751	$0.78	7.20	$—

Wireless Stock Appreciation Rights
Summary of the SAR Activity
A summary of the SAR activity for the year ended December 31, 2016 and 2015 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	70,000	$5.00	8.41	—
Granted	11,000	65.84
Forfeited	—	—
Exercised	—	—
Outstanding, December 31, 2015	81,000	13.26	7.66	—
Granted	—	—
Forfeited	(63,500)	15.54
Exercised	—	—
Outstanding, December 31, 2016	17,500	5.00	6.41	—
Unvested shares expected to vest after December 31, 2016	7,000	5.00	6.41	—
Exercisable, December 31, 2016	10,500	$5.00	6.41	—